Leases and Other Commitments - Capital Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,256
Capital Leases, Future Minimum Payments Due	96,144
Capital Leases, Future Minimum Payments Due in Five Years	5,351
Capital Leases, Future Minimum Payments Due in Four Years	5,164
Capital Leases, Future Minimum Payments Due in Three Years	5,054
Capital Leases, Future Minimum Payments Due in Two Years	$ 5,030
Capital Leased Assets, Number of Units	37
Description of Lessee Leasing Arrangements, Capital Leases	20
Capital Lease Obligations, Current	$ 1,000	$ 600
Lease financing obligation	53,232	27,489
Deferred Gain on Sale of Property	2,300
Capital Leases, Future Minimum Payments, Interest Included in Payments	44,134	$ 21,600
Capital Leases, Future Minimum Payments, Annual, Due in Next Five Years	5,200
Capital Leases, Future Minimum Payments Due Thereafter	70,289
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	$ 52,010
Minimum [Member]
Capital Leased Assets [Line Items]
Discount Rate, Capital Leases	3.24%
Maximum [Member]
Capital Leased Assets [Line Items]
Discount Rate, Capital Leases	10.51%
El Paso Office Building [Member]
Capital Leased Assets [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	10
Office Building, Tempe [Member]
Capital Leased Assets [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	11